BETTER 10K - LEASES - Supplemental Cash Flow and Non-Cash Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Cash paid for amounts included in measurement of operating lease liabilities	$ 18,836	$ 15,177
Right-of-use assets obtained in exchange for lease liabilities:	4,520	15,834
Cumulative Effect, Period of Adoption, Adjustment
Lessee, Lease, Description [Line Items]
Right-of-use assets obtained in exchange for lease liabilities:	$ 0	$ 65,889